United States
Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05339

CONCORDE FUNDS, INC.

(Exact name of registrant as specified in charter)

5430 LBJ Freeway, Suite 1500, Dallas, TX 75240-2675

(Address of principal executive offices) (Zip code)

Gary B. Wood, 5430 LBJ Freeway, Suite 1500, Dallas, TX 75240-2675

(Name and address of agent for service)

Registrant’s telephone number, including area code:(972) 404-1500

Date of fiscal year end:     September 30, 2005

Date of reporting period:     December 31, 2004

Item 1. Schedule of Investments.

CONCORDE VALUE FUND
Schedule of Investments in Securities
December 31, 2004

	Shares	Value
COMMON STOCKS
CONGLOMERATES — 5.76%
Tyco International Ltd.	26,030	$930,312

CONSUMER STAPLES — 8.86%
Altria Group Inc.	8,200	501,020
Playtex Products Inc.(a)	30,000	239,700
SUPERVALU INC.	20,000	690,400

		1,431,120

ENERGY AND NATURAL RESOURCES — 5.16%
Devon Energy Corporation(b)	13,500	525,420
Weatherford International Ltd.(a)(c)	6,000	307,800

		833,220

ENTERTAINMENT — 8.55%
Comcast Corporation Class A(a)	21,000	689,640
Viacom Inc. Class B	19,000	691,410

		1,381,050

FINANCE AND INSURANCE — 15.35%
Delphi Financial Group Inc.	11,622	536,355
Fiserv Inc(a)	9,500	381,805
Lehman Brothers Holdings Inc.	10,600	927,288
MBIA Inc.	10,000	632,800

		2,478,248

HEALTH — 15.30%
Abbott Laboratories	12,500	583,125
CONMED Corporation(a)	16,500	468,930
Johnson & Johnson	13,500	856,170
Pfizer Inc.	18,500	497,465
Tenet Healthcare Corp.(a)	6,000	65,880

		2,471,570

INDUSTRIAL CYCLICALS — 11.88%
Illinois Tool Works Inc.	5,500	509,740
Lockheed Martin Corporation	12,500	694,375
Terex Corporation(a)	15,000	714,750

		1,918,865

REAL ESTATE — 1.26%
First Industrial Realty Trust, Inc.	5,000	203,650

RETAIL TRADE — 5.78%
IHOP Corporation	14,000	586,460
Office Depot Inc.(a)	20,000	347,200

		933,660

SERVICES — 6.73%
Oracle Corporation(a)	35,550	487,746
Waste Management Inc.	20,000	598,800

		1,086,546

TECHNOLOGY — 3.62%
Intel Corporation	25,000	584,750

UTILITIES — 1.79%
CH Energy Group, Inc.	6,000	288,300

TOTAL COMMON STOCKS (cost $8,960,430) — 90.06%		14,541,292

SHORT TERM DEMAND NOTES
American Family Financial Services, 2.0043%	539,200	$539,200
Wisconsin Corporate Central Credit Union, 2.0700%	539,204	539,204
US Bank, 2.1500%	599,503	599,503

TOTAL DEMAND NOTES (cost $1,677,906) — 10.39%		1,677,906

CERTIFICATE OF DEPOSIT
US Bank, 0.90%, due 10/01/2005 (cost $2,684) — .01%	2,684	2,684

CALLS
Devon Energy — 01/05 30	(3,500)	(31,150)
Weatherford International — 01/0545	(6,000)	(37,200)

TOTAL CALLS — (premiums received $64,198) — (.42%)		(68,350)

TOTAL INVESTMENTS (cost $10,576,822) — 100.04%		$16,153,532
OTHER ASSETS, NET OF LIABILITIES — (.04%)		$(7,145)

NET ASSETS — 100%		$16,146,387

Notes:
(a) Presently non-income producing
(b) 3500 shares subject to option
(c) 6000 shares subject to option
Aggregate gross unrealized appreciation		$5,608,053
Aggregate gross unrealized depreciation		$38,488
Net unrealized appreciation		$5,569,565
Aggregate cost of securities		$10,576,822

Item 2. Controls and Procedures.

a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant are required by Rule 30a-2(a) under the Act (17 CFR 270.30a-d(a)) are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CONCORDE FUNDS, INC.
By: /s/ Gary B. Wood Gary B. Wood, Principal Executive Officer
Date 1/17/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Gary B. Wood
          Gary B. Wood, Principal Executive Officer

Date 1/17/2005

By: /s/ Gary B. Wood
          Gary B. Wood, Principal Financial Officer

Date 1/17/2005